FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1.    Reports to Stockholders

Lincoln Advisors Trust:

Presidential Protected Profile Funds:

Presidential Protected Profile 2010 Fund

Presidential Protected Profile 2020 Fund

Presidential Protected Profile 2030 Fund

Presidential Protected Profile 2040 Fund

Presidential Protected Profile 2050 Fund

PresidentialSM Protected Profile Funds

PresidentialSM Protected Profile Funds

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

each a series of Lincoln Advisors Trust

Semiannual Report

March 31, 2012

PresidentialSM Protected Profile Funds

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES

For the Period November 2, 2011* to March 31, 2012

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The Funds commenced operations on November 2, 2011.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

PresidentialSM Protected Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratio	Expenses Paid During Period 10/1/11 to 3/31/12
Actual*
Class A	$1,000.00	$1,047.90	0.77%	$3.25
Class C	1,000.00	1,046.40	1.02%	4.31
Class I	1,000.00	1,049.30	0.52%	2.20
Hypothetical (5% return before expenses)**
Class A	$1,000.00	$1,021.15	0.77%	$3.89
Class C	1,000.00	1,019.90	1.02%	5.15
Class I	1,000.00	1,022.40	0.52%	2.63

PresidentialSM Protected Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratio	Expenses Paid During Period 10/1/11 to 3/31/12
Actual*
Class A	$1,000.00	$1,051.00	0.76%	$3.22
Class C	1,000.00	1,050.50	1.01%	4.27
Class I	1,000.00	1,052.40	0.51%	2.16
Hypothetical (5% return before expenses)**
Class A	$1,000.00	$1,021.20	0.76%	$3.84
Class C	1,000.00	1,019.95	1.01%	5.10
Class I	1,000.00	1,022.45	0.51%	2.58

PresidentialSM Protected Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratio	Expenses Paid During Period 10/1/11 to 3/31/12
Actual*
Class A	$1,000.00	$1,054.90	0.77%	$3.26
Class C	1,000.00	1,054.40	1.02%	4.32
Class I	1,000.00	1,056.30	0.52%	2.21
Hypothetical (5% return before expenses)**
Class A	$1,000.00	$1,021.15	0.77%	$3.89
Class C	1,000.00	1,019.90	1.02%	5.15
Class I	1,000.00	1,022.40	0.52%	2.63

PresidentialSM Protected Profile Funds–1

PresidentialSM Protected Profile Funds

Disclosure

OF FUND EXPENSES (continued)

PresidentialSM Protected Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratio	Expenses Paid During Period 10/1/11 to 3/31/12
Actual*
Class A	$1,000.00	$1,067.10	0.77%	$3.28
Class C	1,000.00	1,065.60	1.02%	4.35
Class I	1,000.00	1,067.50	0.52%	2.22
Hypothetical (5% return before expenses)**
Class A	$1,000.00	$1,021.15	0.77%	$3.89
Class C	1,000.00	1,019.90	1.02%	5.15
Class I	1,000.00	1,022.40	0.52%	2.63

PresidentialSM Protected Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratio	Expenses Paid During Period 10/1/11 to 3/31/12
Actual*
Class A	$1,000.00	$1,068.40	0.76%	$3.24
Class C	1,000.00	1,067.90	1.01%	4.31
Class I	1,000.00	1,069.80	0.51%	2.18
Hypothetical (5% return before expenses)**
Class A	$1,000.00	$1,021.20	0.76%	$3.84
Class C	1,000.00	1,019.95	1.01%	5.10
Class I	1,000.00	1,022.45	0.51%	2.58

*	The Funds commenced operations on November 2, 2011. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 151/366 (to reflect the actual since inception).

**	Expenses Paid During Period for “Hypothetical” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its net assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the Underlying Funds.

PresidentialSM Protected Profile Funds–2

PresidentialSM Protected Profile Funds

Security Type/Sector Allocations

As of March 31, 2012

PresidentialSM Protected Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	97.87%
Commodity Fund	1.90%
Equity Funds	37.00%
Fixed Income Funds	40.30%
International Equity Funds	13.84%
International Fixed Income Fund	4.83%
Short-Term Investment	9.23%
Total Value of Securities	107.10%
Liabilities Net of Receivables and Other Assets	(7.10%)
Total Net Assets	100.00%

PresidentialSM Protected Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	96.52%
Commodity Fund	1.86%
Equity Funds	39.44%
Fixed Income Funds	32.90%
International Equity Funds	19.48%
International Fixed Income Fund	2.84%
Short-Term Investment	3.78%
Total Value of Securities	100.30%
Liabilities Net of Receivables and Other Assets	(0.30%)
Total Net Assets	100.00%

PresidentialSM Protected Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	96.19%
Commodity Fund	2.78%
Equity Funds	42.13%
Fixed Income Funds	23.33%
International Equity Funds	24.19%
International Fixed Income Fund	3.76%
Short-Term Investment	3.21%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

PresidentialSM Protected Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	95.42%
Commodity Fund	2.74%
Equity Funds	47.32%
Fixed Income Fund	11.98%
International Equity Funds	30.60%
International Fixed Income Fund	2.78%
Short-Term Investment	4.57%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

PresidentialSM Protected Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	93.66%
Commodity Fund	2.67%
Equity Funds	49.98%
Fixed Income Fund	2.70%
International Equity Funds	38.31%
Short-Term Investment	5.24%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

PresidentialSM Protected Profile Funds–3

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets

March 31, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–97.87%
Commodity Fund–1.90%
†iShares S&P GSCI Commodity Indexed Trust	1,416	$49,248

		49,248

Equity Funds–37.00%
iShares Russell 2000 Index Fund	2,524	209,113
iShares S&P MidCap 400 Index Fund	512	50,801
SPDR® S&P 500 ETF	4,981	700,927

		960,841

Fixed Income Funds–40.30%
iShares Barclays TIPS Bond Fund	2,749	323,420
Vanguard Mortgage-Backed Securities ETF	964	50,003
Vanguard Total Bond Market ETF	8,082	673,069

		1,046,492

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–13.84%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	1,752	$50,352
Vanguard MSCI EAFE ETF	7,597	258,526
Vanguard MSCI Emerging Markets ETF	1,165	50,643

		359,521

International Fixed Income Fund–4.83%
SPDR® Barclays Capital International Treasury Bond ETF	2,094	125,535

		125,535

Total Unaffiliated Investment Companies (Cost $2,443,232)		2,541,637

SHORT-TERM INVESTMENT–9.23%
Money Market Mutual Fund–9.23%
Dreyfus Treasury & Agency Cash Management Fund	239,636	239,636

Total Short-Term Investment (Cost $239,636)		239,636

TOTAL VALUE OF SECURITIES–107.10% (Cost $2,682,868)	2,781,273
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.10%)	(184,406)

NET ASSETS APPLICABLE TO 249,366 SHARES OUTSTANDING–100.00%	$2,596,867

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS A ($509,818 / 48,974 Shares)	$10.41

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS C ($10,467 / 1,006 Shares)	$10.40

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2010 FUND CLASS I ($2,076,582 / 199,386 Shares)	$10.41

COMPONENTS OF NET ASSETS AT MARCH 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$2,512,297
Undistributed net investment income	3,826
Net realized loss on investments	(16,685)
Net unrealized appreciation of investments and derivatives	97,429

Total net assets	$2,596,867

†	Non income producing security.

«	Includes $3,248 cash pledged as collateral for futures contracts and foreign currency valued at $2,066 with a cost of $2,058.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2010 Fund
Net asset value Class A (A)	$10.41
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.05

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

PresidentialSM Protected Profile Funds–4

PresidentialSM Protected Profile 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) Euro Stoxx 50 Index	$(32,304)	$(32,128)	6/16/12	$176
(1) S&P 500 EMINI Index	(68,338)	(70,160)	6/16/12	(1,822)

	$(100,642)			$(1,646)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–5

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets

March 31, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–96.52%
Commodity Fund–1.86%
†iShares S&P GSCI Commodity Indexed Trust	1,156	$40,206

		40,206

Equity Funds–39.44%
iShares Russell 2000 Index Fund	1,549	128,335
iShares S&P MidCap 400 Index Fund	1,069	106,066
SPDR® S&P 500 ETF	4,388	617,478

		851,879

Fixed Income Funds–32.90%
iShares Barclays TIPS Bond Fund	1,553	182,710
Vanguard Mortgage-Backed Securities ETF	393	20,385
Vanguard Total Bond Market ETF	6,094	507,509

		710,604

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–19.48%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	2,151	$61,820
Vanguard MSCI EAFE ETF	8,725	296,912
Vanguard MSCI Emerging Markets ETF	1,428	62,075

		420,807

International Fixed Income Fund–2.84%
SPDR® Barclays Capital International Treasury Bond ETF	1,023	61,329

		61,329

Total Unaffiliated Investment Companies (Cost $1,970,421)		2,084,825

SHORT-TERM INVESTMENT–3.78%
Money Market Mutual Fund–3.78%
Dreyfus Treasury & Agency Cash Management Fund	81,591	81,591

Total Short-Term Investment (Cost $81,591)		81,591

TOTAL VALUE OF SECURITIES–100.30% (Cost $2,052,012)	2,166,416
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(6,423)

NET ASSETS APPLICABLE TO 206,884 SHARES OUTSTANDING–100.00%	$2,159,993

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS A ($65,609 / 6,288 Shares)	$10.43

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS C ($10,503 / 1,007 Shares)	$10.43

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2020 FUND CLASS I ($2,083,881 / 199,589 Shares)	$10.44

COMPONENTS OF NET ASSETS AT MARCH 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$2,070,939
Undistributed net investment income	3,453
Net realized loss on investments	(26,878)
Net unrealized appreciation of investments and deriviatives	112,479

Total net assets	$2,159,993

†	Non income producing security.

«	Includes $7,000 cash pledged as collateral for futures contracts and foreign currency valued at $4,132 with a cost of $4,117.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2020 Fund
Net asset value Class A (A)	$10.43
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.07

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

PresidentialSM Protected Profile Funds–6

PresidentialSM Protected Profile 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) Euro Stoxx 50 Index	$(64,633)	$(64,255)	6/16/12	$378
(2) S&P 500 EMINI Index	(136,676)	(140,320)	6/16/12	(3,644)

	$(201,309)			$(3,266)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–7

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets

March 31, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–96.19%
Commodity Fund–2.78%
†iShares S&P GSCI Commodity Indexed Trust	1,708	$59,404

		59,404

Equity Funds–42.13%
iShares Russell 2000 Index Fund	1,269	105,137
iShares S&P MidCap 400 Index Fund	842	83,543
SPDR® S&P 500 ETF	5,061	712,184

		900,864

Fixed Income Funds–23.33%
iShares Barclays TIPS Bond Fund	849	99,885
Vanguard Total Bond Market ETF	4,792	399,078

		498,963

International Equity Funds–24.19%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,115	60,785
Vanguard Europe Pacific ETF	9,801	333,528

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI Emerging Markets ETF	1,872	$81,376
Vanguard Total World Stock ETF	863	41,657

		517,346

International Fixed Income Fund – 3.76%
SPDR® Barclays Capital International Treasury Bond ETF	1,342	80,453

		80,453

Total Unaffiliated Investment Companies (Cost $1,930,278)		2,057,030

SHORT-TERM INVESTMENT–3.21%
Money Market Mutual Fund–3.21%
Dreyfus Treasury & Agency Cash Management Fund	68,729	68,729

Total Short-Term Investment (Cost $68,729)		68,729

TOTAL VALUE OF SECURITIES–99.40% (Cost $1,999,007)	2,125,759
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	12,794

NET ASSETS APPLICABLE TO 204,248 SHARES OUTSTANDING–100.00%	$2,138,553

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS A ($36,457 / 3,484 Shares)	$10.46

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS C ($10,542 / 1,008 Shares)	$10.46

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2030 FUND CLASS I ($2,091,554 / 199,756 Shares)	$10.47

COMPONENTS OF NET ASSETS AT MARCH 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$2,043,316
Undistributed net investment income	3,244
Net realized loss on investments	(32,887)
Net unrealized appreciation of investments and derivatives	124,880

Total net assets	$2,138,553

†	Non income producing security.

«	Includes $6,495 cash pledged as collateral for futures contracts and foreign currency valued at $4,132 with a cost of $4,117.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2030 Fund
Net asset value Class A (A)	$10.46
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.10

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

PresidentialSM Protected Profile Funds–8

PresidentialSM Protected Profile 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to By (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) Euro Stoxx 50 Index	$(64,685)	$(64,255)	6/16/12	$430
(2) S&P 500 EMINI Index	(136,676)	(140,320)	6/16/12	(3,644)

	$(201,361)			$(3,214)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–9

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets

March 31, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–95.42%
Commodity Fund–2.74%
†iShares S&P GSCI Commodity Indexed Trust	1,738	$60,448

		60,448

Equity Funds–47.32%
iShares Russell 2000 Index Fund	1,291	106,959
iShares S&P MidCap 400 Index Fund	1,283	127,299
SPDR® S&P 500 ETF	5,757	810,125

		1,044,383

Fixed Income Fund–11.98%
Vanguard Total Bond Market ETF	3,174	264,331

		264,331

International Equity Funds–30.60%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,154	61,906
Vanguard Europe Pacific ETF	13,104	445,929

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI Emerging Markets ETF	1,904	$82,767
Vanguard Total World Stock ETF	1,757	84,810

		675,412

International Fixed Income Fund–2.78%
SPDR® Barclays Capital International Treasury Bond ETF	1,024	61,389

		61,389

Total Unaffiliated Investment Companies (Cost $1,955,059)		2,105,963

SHORT-TERM INVESTMENT–4.57%
Money Market Mutual Fund–4.57%
Dreyfus Treasury & Agency Cash Management Fund	100,792	100,792

Total Short-Term Investment (Cost $100,792)		100,792

TOTAL VALUE OF SECURITIES–99.99% (Cost $2,055,851)	2,206,755
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	339

NET ASSETS APPLICABLE TO 208,933 SHARES OUTSTANDING–100.00%	$2,207,094

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS A ($81,987 / 7,765 Shares)	$10.56

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS C ($10,657 / 1,010 Shares)	$10.55

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2040 FUND CLASS I ($2,114,450 / 200,158 Shares)	$10.56

COMPONENTS OF NET ASSETS AT MARCH 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$2,092,342
Undistributed net investment income	2,802
Net realized loss on investments	(37,739)
Net unrealized appreciation of investments and derivatives	149,689

Total net assets	$2,207,094

†	Non income producing security.

«	Includes $10,481 cash pledged as collateral for futures contracts and foreign currency valued at $4,132 with a cost of $4,112.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2040 Fund
Net asset value Class A (A)	$10.56
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.20

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–10

PresidentialSM Protected Profile 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to By (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) Euro Stoxx 50 Index	$(65,677)	$(64,255)	6/16/12	$1,422
(2) S&P 500 EMINI Index	(136,675)	(140,320)	6/16/12	(3,645)

	$(202,352)			$(2,223)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–11

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets

March 31, 2012 (Unaudited)

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–93.66%
Commodity Fund–2.67%
†iShares S&P GSCI Commodity Indexed Trust	1,646	$57,248

		57,248

Equity Funds–49.98%
iShares Russell 2000 Index Fund	1,714	142,005
iShares S&P MidCap 400 Index Fund	1,216	120,652
SPDR® S&P 500 ETF	5,738	807,451

		1,070,108

Fixed Income Fund–2.70%
Vanguard Total Bond Market ETF	693	57,713

		57,713

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–38.31%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,040	$58,630
Vanguard Europe Pacific ETF	17,137	583,172
Vanguard MSCI Emerging Markets ETF	2,255	98,025
Vanguard Total World Stock ETF	1,664	80,321

		820,148

Total Unaffiliated Investment Companies (Cost $1,836,018)		2,005,217

SHORT-TERM INVESTMENT–5.24%
Money Market Mutual Fund–5.24%
Dreyfus Treasury & Agency Cash Management Fund	112,329	112,329

Total Short-Term Investment (Cost $112,329)		112,329

TOTAL VALUE OF SECURITIES–98.90% (Cost $1,948,347)	2,117,546
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.10%	23,471

NET ASSETS APPLICABLE TO 202,762 SHARES OUTSTANDING–100.00%	$2,141,017

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS A ($12,221 / 1,158 Shares)	$10.55

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS C ($10,676 / 1,012 Shares)	$10.55

NET ASSET VALUE–PRESIDENTIALSM PROTECTED PROFILE 2050 FUND CLASS I ($2,118,120 / 200,592 Shares)	$10.56

COMPONENTS OF NET ASSETS AT MARCH 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$2,027,118
Undistributed net investment income	2,048
Net realized loss on investments	(52,834)
Net unrealized appreciation of investments and derivatives	164,685

Total net assets	$2,141,017

†	Non income producing security.

«	Includes $13,844 cash pledged as collateral for futures contracts and foreign currency valued at $8,263 with a cost of $8,236.

Net Asset Value and Offering Price Per Share–PresidentialSM Protected Profile 2050 Fund
Net asset value Class A (A)	$10.55
Sales charge (5.75% of offering price) (B)	0.64

Offering price	$11.19

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

PresidentialSM Protected Profile Funds–12

PresidentialSM Protected Profile 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to By (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) Euro Currency	$(164,441)	$(166,738)	6/21/12	$(2,297)
(4) Euro Stoxx 50 Index	(129,705)	(128,510)	6/16/12	1,195
(3) S&P 500 EMINI Index	(205,013)	(210,480)	6/16/12	(5,467)

	$(499,159)			$(6,569)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–13

PresidentialSM Protected Profile Funds

Statements of Operations

November 2, 2011* to March 31, 2012 (Unaudited)

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$22,259	$23,708	$25,178	$29,084	$32,353

EXPENSES:
Accounting and administration expenses	34,149	34,204	34,191	34,239	34,240
Registration fees	24,421	24,421	24,421	24,421	24,421
Professional fees	9,138	9,142	9,144	9,159	9,163
Dividend disbursing and transfer agent fees and expenses	5,856	5,848	5,848	5,848	5,848
Management fees	3,409	3,350	3,354	3,377	3,367
Reports and statements to shareholders	2,776	2,760	2,759	2,849	2,760
Service fees	1,333	1,333	1,333	1,334	1,334
Custodian fees	811	912	993	966	913
Shareholder servicing fees	186	52	166	179	53
Distribution fees-Class A	49	11	14	18	10
Distribution fees-Class C	21	21	21	21	21
Trustees’ fees	17	17	17	17	17
Other	1,024	1,019	1,009	998	999

	83,190	83,090	83,270	83,426	83,146
Less expenses waived/reimbursed	(78,673)	(78,817)	(78,878)	(78,987)	(78,853)

Total operating expenses	4,517	4,273	4,392	4,439	4,293

NET INVESTMENT INCOME	17,742	19,435	20,786	24,645	28,060

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain distributions from affiliated investment companies	2,649	2,204	1,820	1,201	252
Net realized gain (loss) from:
Sale of investment in unaffiliated investment companies	4,408	1,379	1,743	(49)	(2,779)
Futures contracts	(23,742)	(30,461)	(36,450)	(38,891)	(50,307)
Foreign currencies	(128)	(194)	(154)	(455)	(424)

Net realized loss	(16,813)	(27,072)	(33,041)	(38,194)	(53,258)
Net unrealized appreciation	97,429	112,479	124,880	149,689	164,685

NET REALIZED AND UNREALIZED GAIN	80,616	85,407	91,839	111,495	111,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,358	$104,842	$112,625	$136,140	$139,487

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–14

PresidentialSM Protected Profile Funds

Statements of Changes in Net Assets

	PresidentialSM Protected Profile 2010 Fund 11/2/11* to 3/31/12 (Unaudited)	PresidentialSM Protected Profile 2020 Fund 11/2/11* to 3/31/12 (Unaudited)	PresidentialSM Protected Profile 2030 Fund 11/2/11* to 3/31/12 (Unaudited)	PresidentialSM Protected Profile 2040 Fund 11/2/11* to 3/31/12 (Unaudited)	PresidentialSM Protected Profile 2050 Fund 11/2/11* to 3/31/12 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,742	$19,435	$20,786	$24,645	$28,060
Net realized loss	(16,813)	(27,072)	(33,041)	(38,194)	(53,258)
Net unrealized appreciation	97,429	112,479	124,880	149,689	164,685

Net increase in net assets resulting from operations	98,358	104,842	112,625	136,140	139,487

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(65)	(75)	(83)	(103)	(124)
Class C	(61)	(71)	(79)	(99)	(120)
Class I	(13,662)	(15,642)	(17,226)	(21,186)	(25,344)

	(13,788)	(15,788)	(17,388)	(21,388)	(25,588)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	508,507	65,155	49,289	80,963	11,530
Class C	10,000	10,000	10,000	10,000	10,000
Class I	1,980,002	1,979,996	1,979,991	1,979,991	1,980,000
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	65	75	83	103	124
Class C	61	71	79	99	120
Class I	13,662	15,642	17,226	21,186	25,344

	2,512,297	2,070,939	2,056,668	2,092,342	2,027,118

Cost of shares repurchased:
Class A	—	—	(13,352)	—	—

Increase in net assets derived from capital share transactions	2,512,297	2,070,939	2,043,316	2,092,342	2,027,118

NET INCREASE IN NET ASSETS	2,596,867	2,159,993	2,138,553	2,207,094	2,141,017
NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$2,596,867	$2,159,993	$2,138,553	$2,207,094	$2,141,017

Undistributed net investment income	$3,826	$3,453	$3,244	$2,802	$2,048

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–15

PresidentialSM Protected Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2010 Fund
	Class A 11/2/11[1] to 3/31/12 (Unaudited)	Class C 11/2/11[1] to 3/31/12 (Unaudited)	Class I 11/2/11[1] to 3/31/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.079	0.066	0.087
Net realized and unrealized gain	0.396	0.395	0.392

Total from investment operations	0.475	0.461	0.479

Less dividends and distributions from:
Net investment income	(0.065)	(0.061)	(0.069)

Total dividends and distributions	(0.065)	(0.061)	(0.069)

Net asset value, end of period	$10.410	$10.400	$10.410

Total return[3]	4.79%	4.64%	4.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510	$10	$2,077
Ratio of expenses to average net assets[4]	0.77%	1.02%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	9.98%	10.23%	9.73%
Ratio of net investment income to average net assets	1.83%	1.58%	2.08%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(7.38% )	(7.63% )	(7.13% )
Portfolio turnover	13%	13%	13%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–16

PresidentialSM Protected Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2020 Fund
	Class A 11/2/11[1] to 3/31/12 (Unaudited)	Class C 11/2/11[1] to 3/31/12 (Unaudited)	Class I 11/2/11[1] to 3/31/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.087	0.076	0.097
Net realized and unrealized gain	0.418	0.425	0.422

Total from investment operations	0.505	0.501	0.519

Less dividends and distributions from:
Net investment income	(0.075)	(0.071)	(0.079)

Total dividends and distributions	(0.075)	(0.071)	(0.079)

Net asset value, end of period	$10.430	$10.430	$10.440

Total return[3]	5.10%	5.05%	5.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66	$10	$2,084
Ratio of expenses to average net assets[4]	0.76%	1.01%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	10.16%	10.41%	9.91%
Ratio of net investment income to average net assets	2.07%	1.82%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(7.33% )	(7.58% )	(7.08% )
Portfolio turnover	15%	15%	15%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–17

PresidentialSM Protected Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2030 Fund
	Class A 11/2/11[1] to 3/31/12 (Unaudited)	Class C 11/2/11[1] to 3/31/12 (Unaudited)	Class I 11/2/11[1] to 3/31/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.094	0.083	0.103
Net realized and unrealized gain	0.449	0.456	0.454

Total from investment operations	0.543	0.539	0.557

Less dividends and distributions from:
Net investment income	(0.083)	(0.079)	(0.087)

Total dividends and distributions	(0.083)	(0.079)	(0.087)

Net asset value, end of period	$10.460	$10.460	$10.470

Total return[3]	5.49%	5.44%	5.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36	$11	$2,092
Ratio of expenses to average net assets[4]	0.77%	1.02%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	10.17%	10.42%	9.92%
Ratio of net investment income to average net assets	2.23%	1.98%	2.48%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(7.17% )	(7.42% )	(6.92% )
Portfolio turnover	18%	18%	18%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–18

PresidentialSM Protected Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2040 Fund
	Class A 11/2/11[1] to 3/31/12 (Unaudited)	Class C 11/2/11[1] to 3/31/12 (Unaudited)	Class I 11/2/11[1] to 3/31/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.114	0.101	0.122
Net realized and unrealized gain	0.549	0.548	0.545

Total from investment operations	0.663	0.649	0.667

Less dividends and distributions from:
Net investment income	(0.103)	(0.099)	(0.107)

Total dividends and distributions	(0.103)	(0.099)	(0.107)

Net asset value, end of period	$10.560	$10.550	$10.560

Total return[3]	6.71%	6.56%	6.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82	$11	$2,114
Ratio of expenses to average net assets[4]	0.77%	1.02%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	10.12%	10.37%	9.87%
Ratio of net investment income to average net assets	2.67%	2.42%	2.92%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.68% )	(6.93% )	(6.43% )
Portfolio turnover	20%	20%	20%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–19

PresidentialSM Protected Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	PresidentialSM Protected Profile 2050 Fund
	Class A 11/2/11[1] to 3/31/12 (Unaudited)	Class C 11/2/11[1] to 3/31/12 (Unaudited)	Class I 11/2/11[1] to 3/31/12 (Unaudited)
Net asset value, beginning of period	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.129	0.118	0.139
Net realized and unrealized gain	0.545	0.552	0.549

Total from investment operations	0.674	0.670	0.688

Less dividends and distributions from:
Net investment income	(0.124)	(0.120)	(0.128)

Total dividends and distributions	(0.124)	(0.120)	(0.128)

Net asset value, end of period	$10.550	$10.550	$10.560

Total return[3]	6.84%	6.79%	6.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11	$2,118
Ratio of expenses to average net assets[4]	0.76%	1.01%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	10.12%	10.37%	9.87%
Ratio of net investment income to average net assets	3.09%	2.84%	3.34%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.27% )	(6.52% )	(6.02% )
Portfolio turnover	24%	24%	24%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

PresidentialSM Protected Profile Funds–20

PresidentialSM Protected Profile Funds

Notes to Financial Statements

March 31, 2012 (Unaudited)

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 5 series (Series): PresidentialSM Protected Profile 2010 Fund, PresidentialSM Protected Profile 2020 Fund, PresidentialSM Protected Profile 2030 Fund, PresidentialSM Protected Profile 2040 Fund and PresidentialSM Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50%, if redeemed during the first twelve months. Class I shares are not subject to a sales charge. The Funds’ shares are currently available only to investors purchasing through Lincoln affiliates.

Each Fund will invest a significant portion of its assets in exchange-traded funds and investment companies (mutual funds) that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities. The Funds also employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Funds are target-date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Funds’ investments in each Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts an valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

PresidentialSM Protected Profile Funds–21

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period November 2, 2011* through March 31, 2012.

*	Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC), a registered investment advisor and subsidiary of The Lincoln National Life Insurance Company (Lincoln Life), a wholly owned subsidiary of Lincoln National Corporation, provides investment management services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Funds. This fee is in addition to the management fee paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through January 28, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and LIAC.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees and shareholder service fees) exceed 0.50% of average daily net assets. The agreement will continue at least through January 28, 2013, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and LIAC.

LIAC has retained Wilshire Associates Incorporated (Wilshire) and Milliman Financial Risk Management LLC (Milliman) to provide consulting services to LIAC relating to the Funds. LIAC pays Wilshire’s and Milliman’s consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month, subject to an annual minimum of $150,000 per year at the Trust level and reimburses Lincoln Life for the cost of the legal services it provides to the Funds. For the period November 2, 2011* through March 31, 2012, fees for administrative and legal services amounted as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Administration fees	$12,384	$12,381	$12,372	$12,407	$12,409
Legal fees	2,181	2,239	2,237	2,248	2,247

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Class I shares.

In addition to the Plan Fee, the Trust may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Trust pays Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. Dreyfus, Dimensional Financial Advisors and Vanguard serve as the investment managers for the Underlying Funds.

At March 31, 2012, the Funds had receivables due from or liabilities payable to affiliates as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Receivable from LIAC	$11,912	$12,114	$12,108	$12,206	$12,143
Distribution fees payable to LFD	70	32	34	38	31

Certain officers and trustees of the Trust are also officers or directors of LIAC and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

*	Date of commencement of operations.

PresidentialSM Protected Profile Funds–22

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

3. Investments

For the period November 2, 2011* through March 31, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Purchases	$2,677,982	$2,268,265	$2,285,784	$2,343,480	$2,281,047
Sales	274,644	299,749	357,776	389,075	443,428

At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Cost of investments	$2,684,869	$2,054,630	$2,002,152	$2,060,309	$1,954,824

Aggregate unrealized appreciation	$103,047	$118,615	$130,010	$152,998	$169,601
Aggregate unrealized depreciation	(6,643)	(6,829)	(6,403)	(6,552)	(6,879)

Net unrealized appreciation	$96,404	$111,786	$123,607	$146,446	$162,722

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Investment Companies	$2,541,637	$2,084,825	$2,057,030	$2,105,963	$2,005,217
Short-Term Investment	239,636	81,591	68,729	100,792	112,329

Total	$2,781,273	$2,166,416	$2,125,759	$2,206,755	$2,117,546

Futures Contracts	$(1,646)	$(3,266)	$(3,214)	$(2,223)	$(6,569)

There were no Level 3 investments at the end of the period.

During the period November 2, 2011* through March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

*	Date of commencement of operations.

PresidentialSM Protected Profile Funds–23

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period November 2, 2011* through March 31, 2012 was as follows:

Period ended March 31, 2012**:	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Ordinary income	$13,788	$15,788	$17,388	$21,388	$25,588

*	Date of commencement of operations.
**	Tax information for the period ended March 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2012, the estimated components of net assets on a tax basis were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Shares of beneficial interest	$2,512,297	$2,070,939	$2,043,316	$2,092,342	$2,027,118
Undistributed ordinary income	3,826	3,453	3,244	2,802	2,048
Realized losses 11/2/11*–3/31/12	(14,684)	(24,260)	(29,742)	(33,281)	(46,357)
Unrealized appreciation	95,428	109,861	121,735	145,231	158,208

Net assets	$2,596,867	$2,159,993	$2,138,553	$2,207,094	$2,141,017

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period November 2, 2011* through March 31, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
Undistributed net investment income	$(128)	$(194)	$(154)	$(455)	$(424)
Accumulated net realized loss	128	194	154	455	424

*	Date of commencement of operations.

6. Capital Shares

Transactions in capital shares were as follows:

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12
Shares sold:
Class A	48,968	6,280	4,755	7,755	1,145
Class C	1,000	1,000	1,000	1,000	1,000
Class I	198,000	198,000	198,000	198,000	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	6	8	9	10	13
Class C	6	7	8	10	12
Class I	1,386	1,589	1,756	2,158	2,592

	249,366	206,884	205,528	208,933	202,762

PresidentialSM Protected Profile Funds–24

PresidentialSM Protected Profile Funds

Notes to Financial Statements (continued)

6. Capital Shares (continued)

	PresidentialSM Protected Profile 2010 Fund	PresidentialSM Protected Profile 2020 Fund	PresidentialSM Protected Profile 2030 Fund	PresidentialSM Protected Profile 2040 Fund	PresidentialSM Protected Profile 2050 Fund
	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12	11/2/11* to 3/31/12
Shares repurchased:
Class A	—	—	(1,280)	—	—

	—	—	(1,280)	—	—

Net increase	249,366	206,884	204,248	208,933	202,762

*	Date of commencement of operations.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside equity market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Derivative Generally. The tables below summarize the average balance of derivative holdings by each Fund during the period November 2, 2011* through March 31, 2012. The average balance of derivatives held is generally similar to the volume of derivatives activity for the period November 2, 2011* through March 31, 2012.

	Liability Derivatives Volume Future Contracts (Average Notional Value)
PresidentialSM Protected Profile 2010 Fund	USD 226,376	EUR 37,696	GBP	—	JPY	—
PresidentialSM Protected Profile 2020 Fund	341,532	57,233		25,340		—
PresidentialSM Protected Profile 2030 Fund	379,645	64,313		33,428		—
PresidentialSM Protected Profile 2040 Fund	456,756	60,878		31,494		—
PresidentialSM Protected Profile 2050 Fund	540,233	95,355		33,556		28,024

*	Date of commencement of operations.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PresidentialSM Protected Profile Funds–25

PresidentialSM Protected Profile Funds

Other Fund Information

Approval of Investment Management Agreement

On September 12 and 13, 2011, the Board of Trustees of Lincoln Advisors Trust (the “Trust”) met to consider, among other things, the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) for the Presidential Protected 2010 Fund, Presidential Protected 2020 Fund, Presidential Protected 2030 Fund, Presidential Protected 2040 Fund and Presidential Protected 2050 Fund (each a “Fund,” together the “Funds”).

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (the “Administrator”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in approving such agreements. Among other information, LIAC and the Administrator provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the proposed advisory fee and estimated net expense ratio of each Fund to other funds, information about the estimated profitability to the Lincoln organization and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee and officers and employees of Lincoln Life and LIAC to consider the approval of the Advisory Agreement. In considering the approval of the Advisory Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendation to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of each Fund to approve the Advisory Agreement and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement. Upon receiving the report of the Independent Trustees, the Board of Trustees (the “Board”) adopted the considerations and conclusions of the Independent Trustees.

Approval of Investment Management Agreement with LIAC

In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services proposed to be provided to the Funds by LIAC, including LIAC personnel, resources and compliance efforts. The Board noted that LIAC currently serves as investment adviser to the Lincoln Variable Insurance Products Trust and would be performing a similar role for the Trust. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Board also noted that it was anticipated that LIAC would engage Milliman, Inc. to provide risk management services and Wilshire Associates to provide asset allocation services as consultants to LIAC, although LIAC would retain ultimate decision making authority.

The Board also considered that the Administrator would provide administrative services for the Funds, that the Administrator was experienced in providing such services to registered investment companies and that certain personnel of the Administrator would also provide services to the Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the management fees and estimated net expense ratios for the Funds compared to those of Morningstar peer group funds provided by LIAC. The Board considered each Fund’s contractual management fee of 0.40% and noted LIAC’s agreement to waive .10% of each Fund’s advisory fee. The Board noted that after giving effect to the advisory fee waiver, that each Fund’s management fee was above the median and average fee of the management fee of the peer group funds provided by LIAC. The Board also considered LIAC’s intention to implement an expense limitation agreement for I Class shares, A Class shares and C Class shares of each Fund, and noted that after giving effect to the expense limitation, the net expense ratio for A Class and C Class shares of each Fund was expected to be higher than, and for the I Class shares of each Fund was expected to be lower than, the average net expense ratio (including acquired fund fees and expenses) of each peer group provided by LIAC. The Board concluded that each Fund’s management fee, coupled with the expense limitation, was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Funds and considered information on the proposed revenues to be received by the LIAC under the agreement, as well as the expense limitations by LIAC and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Funds, which was estimated to result in no profit to LIAC in the first eighteen months of operations.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Funds were not yet operational and had no assets and determined to consider economies of scale in the future.

The Board considered any additional benefits LIAC may receive due to its association with the Funds, and noted that affiliates of LIAC provide services to the Funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to the Funds. The Board also considered that the Lincoln organization may benefit from economies of scale with the Funds when it bargains together with other Lincoln accounts for certain services from sub-advisers and other entities.

PresidentialSM Protected Profile Funds–26

PresidentialSM Protected Profile Funds

Other Fund Information (continued)

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed investment management agreement for each Fund are fair and reasonable and that approval of the agreement was in the best interests of each Fund. The Board unanimously approved the investment management agreement for each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-234-3500.

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-234-3500 or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

PresidentialSM Protected Profile Funds–27

Item 2.    Code of Ethics

Not Applicable.

Item 3.    Audit Committee Financial Expert

Not Applicable.

Item 4.    Principle Accountant Fees and Services

(a)	Audit Fees

Not Applicable.

(b)	Audit-Related Fees

Not Applicable.

(c)	Tax Fees

Not Applicable.

(d)	All Other Fees

Not Applicable.

(e)(1)    Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2)    Not Applicable.

(f)	Not Applicable.

(g)	Aggregate Non-Audit Fees

Not Applicable.

(h)	Principal Accountant’s Independence

Not Applicable.

Item 5.    Audit Committee of Listed Registrants

Not Applicable.

Item 6.    Schedule of Investments

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11.    Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits

(a)(1)	Code of Ethics – Not Applicable.

(a)(2)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Advisors Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes President (Signature and Title) Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes President (Signature and Title) Date: May 24, 2012

By	/s/ William P. Flory, Jr.
William P. Flory, Jr. Chief Accounting Officer (Signature and Title) Date: May 24, 2012